FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	460,184,400	460,098,212
Liabilities:
Warrant Liability – Public Warrants	1	31,893,332	40,633,332
Warrant Liability – Private Placement Warrants	3	19,599,999	25,013,332

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	460,098,212
Liabilities:
Warrant Liability – Public Warrants	1	40,633,332
Warrant Liability – Private Placement Warrants	3	25,013,332

Summary of quantitative information regarding fair value measurements of warrants

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants at March 31, 2021 were as follows:

Input	March 31, 2021
Risk-free interest rate	0.92%
Expected term (years)	5.08
Expected volatility	14.9%
Exercise price	$11.50
Fair value of Units	$10.03

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	October 2, 2020 (Initial Measurement)
Risk-free interest rate	0.34%
Expected term (years)	5.57
Expected volatility	17.4%
Exercise price	$11.50
Fair value of Units	$10.00

Summary of reconciliation of warrant liabilities measured at fair value

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of December 31, 2020	$25,013,332		$40,633,332		$65,646,664
Change in valuation inputs or other assumptions	(5,413,333)	3	(8,740,000)	1	(14,153,333)

Fair value as of March 31, 2021	$19,599,999		$31,893,332		$51,493,331

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of July 8, 2020	$—		$—		$—
Initial measurement on October 2, 2020	10,920,000	3	17,940,000	3	28,860,000
Change in valuation inputs or other assumptions	14,093,332	3	22,693,332	1	36,786,664

Fair value as of December 31, 2020	$25,013,332		$40,633,332		$65,646,664